Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model	6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 ₪ / shares
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate		4.75%
Expected option term (in years)		10 years
Expected price volatility		76.00%
Fair value of an ordinary share (in New Shekels per share and Dollars per share) | ₪ / shares		₪ 32.6
Dividend yield	0.00%	0.00%
Minimum [Member]
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	3.92%
Expected option term (in years)	3 years
Expected price volatility	96.00%
Fair value of an ordinary share (in New Shekels per share and Dollars per share)	$ 2.17
Maximum [Member]
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	4.40%
Expected option term (in years)	5 years
Expected price volatility	103.00%
Fair value of an ordinary share (in New Shekels per share and Dollars per share)	$ 6.1